Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Recognized Deferred Tax Assets and Liabilities

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities at 31 December 2017 and 2016 are attributable to the following:

	Assets		Liabilities		Net
	2017	2016	2017	2016	2017	2016
Property, plant and equipment and intangible assets	41,903	3,516	(680,134)	(532,547)	(638,231)	(529,031)
Investment	32,926	33,242	—	—	32,926	33,242
Reserve for employee termination benefits and provisions (*)	202,112	55,288	(64)	—	202,048	55,288
Asset classified as held for sale	—	—	(92,327)	(90,209)	(92,327)	(90,209)
Trade and other payables	11,717	57,686	(26,091)	—	(14,374)	57,686
Tax losses carried forward	—	1,508		—		1,508
Tax allowances	10,775	32,200	—	—	10,775	32,200
Other assets and liabilities	31,916	65,905	(87,795)	(33,494)	(55,879)	32,411

Deferred tax assets/(liabilities)	331,349	249,345	(886,411)	(656,250)	(555,062)	(406,905)

Offsetting	(235,289)	(198,090)	235,289	198,090	—	—

Net deferred tax assets/ (liabilities)	96,060	51,255	(651,122)	(458,160)	(555,062)	(406,905)

(*)	The Company has treated provisions recognized for legal claims (Note 36) as being deductible for tax purposes and recognized deferred tax assets amounting to TL 74,975 in the consolidated financial statements.

Summary of Movement in Temporary Differences

Movement in deferred tax assets/(liabilities) for the years ended 31 December 2017 and 2016 were as follows:

	2017	2016
Opening balance	(406,905)	(64,822)
Income statement charge	(133,791)	(222,497)
Tax charge relating to components of other comprehensive income	(6,449)	(7,066)
Prior year corporate tax base differences	(2,729)	(109,640)
Exchange differences	(5,188)	(2,880)

Closing balance, net	(555,062)	(406,905)

Summary of Expiration of Unrecognized Tax Losses

Unused tax losses will expire at the following dates:

Expiration Date	Amount
2018	8,911
2019	9,394
2020	8,775
2021	4,467
2022	3,506
2023	281
2024	128,314
2025	803,533
Indefinite	1,731,067

Total	2,698,248